Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurements [Abstract]
Derivative instruments effect on statement of operations
Consolidated Statement of Operations
	2014	2015	2016
Gain/(loss) on derivative instruments, net
Unrealized gain/(loss) from the Credit Agricole Swaps and the HSH Swaps before hedging designation (August 31, 2014)	$(799)	$-	$-
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	-	3,443	2,974
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	-	(4,918)	(5,048)
Write-off of unrealized loss related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	-	(1,793)	(42)
Ineffective portion of cash flow hedges	-	-	-
Total Gain/(Loss) on derivative instruments, net	$(799)	$(3,268)	$(2,116)

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss)	(1,055)	(2,416)	(1,252)
Total Gain/(Loss) recognized	$(1,854)	$(5,684)	$(3,368)

Gain/(Loss) on forward freight agreements
Realized gain on forward freight agreements	-	-	370
Unrealized gain on forward freight agreements	-	-	41
Total Gain/(Loss) recognized	$-	$-	$411

Fair value measurements on a recurring basis
	Significant Other Observable Inputs (Level 2)
	2015		2016
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreement - asset position	$-	-	$41	-
Total	$-	-	$41	-
LIABILITIES
Interest rate swaps - liability position (current and non-current)	$7,642	807	$2,908	437
Total	$7,642	807	$2,908	437

Fair value measurements on a nonrecurring basis
Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) Impairment loss	Impairment loss
Vessels, net	$ —	$ 259,775	$ —	$145,631
Advances for vessels under construction	—	36,152	—	158,532
TOTAL	$ —	$ 295,927	$ —	$ 304,163

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) Impairment loss	Impairment loss
Vessels, net	$ —	$ 12,700	$ —	$ 10,684
TOTAL	$ —	$ 12,700	$ —	$ 10,684